Goodwill, Trademarks and Intangible Assets (Trademarks) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Chiquita and Fresh Express Trademarks
Indefinite-lived Intangible Assets [Line Items]
Impairment charges	$ (23,000)	$ 0
Net Trademarks	426,085	449,085	449,085
Chiquita Trademarks
Indefinite-lived Intangible Assets [Line Items]
Gross Trademarks	387,585	387,585	387,585
Impairment charges	0	0
Accumulated Impairment	0	0	0
Fresh Express Trademarks
Indefinite-lived Intangible Assets [Line Items]
Gross Trademarks	61,500	61,500	61,500
Impairment charges	(23,000)	0
Accumulated Impairment	$ (23,000)	$ 0	$ 0